Right-of-use assets	3 Months Ended
Jan. 31, 2022
Disclosure Of Leases [Abstract]
Right-of-use assets	Right-of-use assets

	Premises	Equipment	Total
Cost	$	$	$
At October 31, 2021	28,821,956	133,769	28,955,725
Additions & modifications	2,144,896	59,939	2,204,835
At January 31, 2022	30,966,852	193,708	31,160,560

Accumulated depreciation
At October 31, 2021	(1,894,179)	(51,786)	(1,945,965)
Depreciation	(1,293,297)	(8,555)	(1,301,852)
Disposals	208,861	—	208,861
At January 31, 2022	(2,978,615)	(60,341)	(3,038,956)

Carrying amounts
At October 31, 2021	26,927,777	81,983	27,009,760
At January 31, 2022	27,988,237	133,367	28,121,604

The weighted average lease term is five years.